RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 - RELATED PARTY TRANSACTIONS

Decentralized Sharing Systems, Inc.

In April 2021, the Company and DSSI entered into a Securities Purchase Agreement, pursuant to which DSSI granted a $30.0 million loan to the Company in exchange for: (a) a Convertible Promissory Note in the principal amount of $30.0 million (the “Note”) in favor of DSSI, and (b) a detachable Stock Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share. At any time during the term of the Note, all or part of the Note, including the principal amount less unamortized prepaid interest, if any, plus any accrued interest can be converted into shares of the Company’s Class A Common Stock at the rate of $0.20 per share, at the option of the holder. Under the terms of the loan agreement, the Company agreed to pay to DSSI a loan origination fee of $3.0 million, payable in shares of the Company’s Class A Common Stock, with the number of shares to be calculated at the rate of $0.20 per share. In April 2021, Sharing Services issued 27.0 million shares of its Class A Common Stock to DSSI, including 15.0 million shares in payment of the loan origination fee and 12.0 million shares in prepayment of interest on a loan for the first year.

On September 15, 2022, the Company and DSSI entered into a Securities Purchase Agreement (the “SPA”), pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock (the “Warrant”), at $0.033 per share, in exchange for the $27.0 million. The 2022 Note bears interest at the annual rate of 8% and is due and payable on demand or, if no demand, on May 1, 2024. At any time during the term of the 2022 Note, all or part of the Note may be converted into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder.

In connection with the loan, the Company agreed to pay to DSSI a loan Origination Fee of $270,000. In addition, DSSI agreed to surrender to the Company all DSSI’s rights pursuant to: (a) a certain Convertible Promissory Note in the principal amount of $30.0 million issued by the Company in April 2021 in favor of DSSI, and (b) a certain detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, issued concurrently with such $30.0 million note.

On February 3, 2023, the Company mutually agreed with DSS to enter into a Letter Agreement (the “DSS Letter Agreement”), pursuant to which the Company and DSS have agreed to terminate and release all obligations of the Consulting Agreement effective as of December 31, 2022. In accordance with the DSS Letter Agreement, the Company also agreed to issue 33,333,333 shares of the Company’s Common Stock in lieu of cash payment to satisfy the accrued and unpaid service fees equal to $700,000 owed to DSS under the Consulting Agreement.

On February 28, 2023, the Company and DSSI mutually agreed in a Letter Agreement (the “First DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note issued by the Company to DSSI. In accordance with the DSSI Letter Agreement, the Company agreed to issue 26,285,714 shares of the Company’s Common Stock, at a price per share of $0.021 in lieu of cash payment to satisfy the accrued and unpaid interest through and including December 31, 2022, in the amount of $552,000 owed to DSSI.

On March 24, 2023, the Company, DSS and DSSI, entered into a Securities Exchange and Amendment Agreement (the “Agreement”) pursuant to which the parties agreed to: (1) exchange and surrender of the Assigned 60 million Warrants in exchange for 693,194 shares of the Company’s Class A common stock; (2) exchange and surrender the Service Warrants of 818,181,819 warrants for 9,452,647 shares of the Company’s Class A common stock; (3) exchange and surrender the DSSI Warrants; and (4) amend the 2022 Note by removing all conversion rights granted by the 2022 Note in exchange for 14,854,159 shares of the Company’s Class A common stock. The Company issued 25,000,000 shares of the Company’s Class A Common Stock in full satisfaction, exchange and payment for the exchanges and amendments set forth in the Agreement. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a deemed dividend on the Company’s consolidated financial statements.

On April 17, 2023, the Company and DSSI mutually agreed in a subsequent Letter Agreement (the “Second DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note between January 1, 2023, through and including March 31, 2023. In accordance with the Second DSSI Letter Agreement, the Company agreed to issue 28,877,005 shares of the Company’s Common Stock, at a price per share of $0.0187 in lieu of cash payment to satisfy the accrued and unpaid interest between January 1, 2023, through and including March 31, 2023, in the amount of $539,806 owed to DSSI.

On May 4, 2023, DSS and DSSI distributed, in the aggregate, 280,528,500 shares of SHRG they then held to DSS, Inc. shareholders in connection with the Form S-1 (file no. 333-271184) initially filed with the Securities and Exchange Commission on April 7, 2023, and declared effective on April 25, 2023. Accordingly, after the distribution, DSS ceased to be a majority shareholder of the Company.

Effective June 30, 2023, subject to the terms of a certain Loan Purchase Contract, Assignment of Note and Liens and Other Loan Documents, and Note Allonge document, DSSI purchased from SHRG a Stemtech promissory note in the amount of $1.4 million, along with all SHRG’s rights in any Stemtech warrants, for a purchase price of $1.1 million, with the financial terms generally summarized as follows: (a) DSSI pays the $1.1 million purchase price by crediting the $27.0 million loan, first to interest and then to principal, and (b) DSSI acquired ownership of certain $1.4 million promissory note payable by Stemtech, free and clear of any liens, and any equity or warrant interest in the Stemtech that SHRG may have held. As of June 30, 2023, as a result of the transaction, the Company no longer has an investment in Stemtech.

On July 1, 2023, the Company and DSSI, entered into a Securities Purchase Agreement, pursuant to which the Company purchased 1,000 shares of common stock, par value $0.001 per share, (the “Shares”) representing all of the issued and outstanding shares of common stock of HWH World, Inc., a Texas corporation (“HWHW”). The Company purchased the Shares for a consideration of (i) $10 paid immediately in cash, and (ii) up to $711,300 payable from the gross proceeds generated from the sale of HWHW’s inventory, payable quarterly, and as described in detail in the Securities Purchase Agreement.

Effective July 1, 2023, the Company and DSSI cancelled the previously executed Securities Purchase Agreement related to HWHW and replaced it with an Asset Purchase Agreement whereby the Company agreed to purchase the inventory of HWHW as of June 30, 2023 and assumed certain account payable of HWHW as of June 30, 2023. Pursuant to the Asset Purchase Agreement, the Company agreed to pay DSSI a maximum of $757,641.98 from gross proceeds generated from the sale of HWHW inventory.

Effective July 31, 2023, the Company and HWHW also entered into an Exclusive Intellectual Property License Agreement (the “IP Agreement”). Pursuant to the IP Agreement, HWHW granted the Company an exclusive, non-transferable worldwide license to use HWHW’s intellectual property (the “IP”) as set forth in the IP Agreement. The purchase price from the Company to HWHW for the IP was (i) $10.00 paid in cash and (ii) 1% of the gross sales price of all new products made and sold, outside of the existing inventory conveyed under the terms of the Asset Purchase Agreement, which commenced on November 1, 2023. The IP Agreement terminates on November 1, 2033.

On July 1, 2023, the Company and DSSI, entered into a Securities Purchase Agreement (“HWHH SPA”), pursuant to which the Company purchased 1,000 shares of common stock, par value $0.001 per share, (the “HWHH Shares”) representing all of the issued and outstanding shares of common stock of HWH Holdings, Inc., a Texas corporation (“HWHH”). The Company purchased the HWHH Shares for a consideration of (i) $10.00 paid immediately in cash, and (ii) up to $1,210,224 payable from the gross proceeds generated from the sale of HWHH’s inventory, payable quarterly, and as described in detail in the Securities Purchase Agreement.

Effective July 1, 2023, the Company, DSSI and Ascend Management Pte, a Singaporean private limited company (“Ascend Management”) executed an Assignment and Assumption Agreement whereby Ascend Management purchased 1,000 shares of common stock, par value $0.01 per share, of HWHH, representing all of the issued and outstanding shares of capital stock of HWHH, pursuant to that certain Securities Purchase Agreement made as of July 1, 2023 by and between DSSI and the Company. In connection with the Assignment and Assumption Agreement, the Company and HWHH entered into a business consulting agreement to assist in the management of the business of HWHH.

On January 31, 2024, DSSI and Ascend Management executed an agreement whereby the obligations under the HWHH SPA were deemed fully complied with and that Ascend Management has been fully released and discharged from all liabilities, obligations, claims and demands whatsoever arising out of or in connection with the HWHH SPA and in respect of anything done or omitted to be done under or in connection with the HWHH SPA.

On August 31, 2023, the Company and DSSI executed a debt exchange agreement whereby DSSI cancelled the $27 million loan and accepted 26,000 shares of the Company’s Series D Preferred Stock, $0.0001 par value per share (“Preferred D Stock”) in exchange for the cancellation of the $27.0 million loan. Pursuant to the debt exchange agreement, the principal amount together with all unpaid interest, totaling $26,169,367 was deemed to be repaid. The holder of Preferred D Stock is entitled to receive dividends in cash valued at a rate of 25% per annum of the operating income of the Company. Any accrued and unpaid dividends shall be payable in cash commencing on August 31, 2024 and continuing each annual anniversary of such date on a perpetual basis.

Hapi Café, Inc.

In November 2021, Sharing Services and Hapi Café, Inc., a company affiliated with Heng Fai Ambrose Chan, a Director of the Company, entered into a Master Franchise Agreement pursuant to which Sharing Services acquired the exclusive franchise rights in North America to the brand “Hapi Café.” Under the terms, Sharing Services, directly or through its subsidiaries, has the right to operate no less than five (5) corporate-owned stores and can offer to the public sub-franchise rights to own and operate other stores, subject to the terms and conditions contained in the Master Franchise Agreement.

American Pacific Bancorp

On September 15, 2022, Sharing Services, through one of its subsidiaries, entered into a secured real estate promissory note with American Pacific Bancorp, Inc. (“APB”), and the Company entered into a Loan Agreement pursuant to which APB loaned the Company approximately $5.7 million. The loan bore interest at the annual rate of 8%, would mature on September 1, 2024, was payable in equal monthly instalments of $43,897 commencing on July 1, 2022 (with the remainder due on September 1, 2024). The loan was secured by a first mortgage interest on the Company’s Lindon, Utah office building. In connection with this loan, the Company received net proceeds of $5,522,829 from APB on September 17, 2022. APB is a subsidiary of DSS.

On August 11, 2022, the Company executed a revolving credit promissory note with APB pursuant to which the Company has access to advances with a maximum principal balance not to exceed the principal sum of $10.0 million. The APB Revolving Note is collateralized by the assets of the Company, and it bears interest at the annual rate of 8% and such interest shall be due and payable quarterly as it accrues on the outstanding balance. On December 9, 2022, APB and the Company mutually agreed to limit and/or end any further commitment by APB to fund or to readvance under the terms of the APB Revolving Note to $6.0 million.

As discussed above, effective June 30, 2023 subject to the terms of an Assignment of Limited Liability Company Interests agreement, DSSI purchased the SHRG subsidiary, Linden Real Estate Holdings LLC, with the financial terms generally summarized as follows: (a) DSSI assumed approximately $7.24 million in SHRG liabilities (namely, all amounts due under the APB Loan and the APB Revolving Note), (b) DSSI credited SHRG $239,790 towards accrued interest payable under the 2022 Note (the “$27.0 million loan”), and (c) DSSI acquired ownership of Linden Real Estate Holdings LLC, with its sole asset being a commercial lot and commercial building located in Lindon, Utah, subject to the assumed indebtedness.

HWH World, Inc.

A subsidiary of the Company operating in the Republic of Korea subleases office space, on a month-to-month basis, from HWH World, Inc. (“HWH World”), until September 30, 2023, a subsidiary of DSS and a company affiliated with Heng Fai Ambrose Chan, a Director of the Company. Pursuant to the terms of the sublease agreement, the Company recognized a right-of-use asset and an operating lease liability in connection therewith. In May 2022, the Company and HWH World amended the related sublease agreement to significantly reduce the space subleased by the Company and the related rent obligation. On June 30, 2022, the right-of-use asset and liability were written off and a new month-to-month rental agreement was entered into for the reduced space subleased by the Company. The company recognized approximately $630 in monthly rent expense in connection with the new lease.

NOTE 16 – RELATED PARTY TRANSACTIONS

DSS, Inc., and Decentralized Sharing Systems, Inc.

In July 2020, the Company and Heng Fai Ambrose Chan, a Director of the Company, entered into a Stock Purchase and Share Subscription Agreement (the “SPA Agreement”) pursuant to which Mr. Chan invested $3.0 million in the Company and the Company agreed to issue 30.0 million shares of the Company’s Class A Common Stock and a fully vested Stock Warrant to purchase up to 10.0 million shares of the Company’s Class A Common Stock at an exercise price of $0.20 per share (the “Assigned Warrants”). Concurrently with the SPA Agreement, Mr. Chan and DSS, then a major shareholder of the Company, entered into an Assignment and Assumption Agreement pursuant to which Mr. Chan assigned to DSS all interests in the SPA Agreement. In July 2020, the Company issued 30.0 million of its Class A Common Stock pursuant to the SPA Agreement. The Stock Warrant issued pursuant to the SPA Agreement expires on the third anniversary from the issuance date, unless exercised earlier.

In April 2021, the Company and DSSI entered into a Securities Purchase Agreement, pursuant to which DSSI granted a $30.0 million loan to the Company in exchange for: (a) a Convertible Promissory Note in the principal amount of $30.0 million (the “Note”) in favor of DSSI, and (b) a detachable Stock Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share. At any time during the term of the Note, all or part of the Note, including the principal amount less unamortized prepaid interest, if any, plus any accrued interest can be converted into shares of the Company’s Class A Common Stock at the rate of $0.20 per share, at the option of the holder. Under the terms of the loan agreement, the Company agreed to pay to DSSI a loan origination fee of $3.0 million, payable in shares of the Company’s Class A Common Stock, with the number of shares to be calculated at the rate of $0.20 per share. In April 2021, Sharing Services issued 27.0 million shares of its Class A Common Stock to DSSI, including 15.0 million shares in payment of the loan origination fee and 12.0 million shares in prepayment of interest on a loan for the first year, as more fully discussed in Note 13, “CONVERTIBLE NOTES PAYABLE” above.

In December 2021, the Company and DSSI entered into a Stock Purchase and Share Subscription Agreement pursuant to which DSSI invested $3,000,000 in the Company in exchange for 50.0 million shares of Class A Common Stock (the “Shares”) and stock warrants (the “Service Warrants”) to purchase up to 50.0 million shares of the Company’s Class A Common Stock. The Stock Warrants are fully vested, have a term of five (5) years and are exercisable at any time prior to expiration, at the option of DSSI, at a per share price equal to $0.063. On the effective date of the Stock Purchase and Share Subscription Agreement, the closing price for the Company’s common stock was $0.075 per share and the Company recognized a deemed dividend of $2.3 million in connection with the transaction.

In January 2022, the Company and DSS who, together with its subsidiaries, entered into a one-year Business Consulting Agreement (the “Consulting Agreement”) pursuant to which the DSS will provide to the Company certain consulting services, as defined in the Consulting Agreement. The Consulting Agreement may be terminated by either party on a 60-day’s written notice. In connection with the Consulting Agreement, the Company agreed to pay DSS and flat monthly fee of sixty thousand dollars ($60,000) and DSS received a fully vested detachable Stock Warrant to purchase up to 50.0 million shares of the Company’s Class A Common Stock, at the exercise price of $0.0001 per share. On the effective date of the Consulting Agreement, the closing price of the Company’s common stock was $0.07 per share and the fair value of the Stock Warrant was $3.5 million. The fair value of the Stock Warrant is being recognized as consulting expense over the term of one year. During the fiscal years ended March 31, 2023 and 2022, the Company recognized consulting expense of approximately $3.5 million and $0.8 million, respectively, in connection with the Consulting Agreement. In February 2022, the Company issued 50.0 million shares of its Common Stock Class A to DSS in connection with exercise of the Stock Warrant. As of March 31, 2023, the prepaid consulting expense of $2.9 million was fully amortized on the Company’s consolidated financial statements.

In June 2022, the Company and Decentralized Sharing Systems, Inc. (“DSSI”) entered into a Securities Purchase Agreement (the “SPA”), pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock (the “DSSI Warrants”), at $0.033 per share, in exchange for the $27.0 million. The 2022 Note bears interest at the annual rate of 8% and is due and payable on demand or, if no demand, on June 14, 2024. At any time during the term of the 2022 Note, all or part of the Note was convertible into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. In connection with the loan, the Company agreed to pay to DSSI a loan Origination Fee of $270,000. In addition, DSSI agreed to surrender to the Company all DSSI’s rights pursuant to: (a) a certain Convertible Promissory Note in the principal amount of $30.0 million issued by the Company in April 2021 in favor of DSSI, and (b) a certain detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, issued concurrently with such $30.0 million note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a capital contribution within additional paid-in capital in the Company’s consolidated financial statements.

On February 3, 2023, the Company mutually agreed with DSS to enter into a Letter Agreement (the “DSS Letter Agreement”), pursuant to which the Company and DSS have agreed to terminate and release all obligations of the Consulting Agreement effective as of December 31, 2022. In accordance with the DSS Letter Agreement, the Company also agreed to issue 33,333,333 shares of the Company’s Common Stock in lieu of cash payment to satisfy the accrued and unpaid service fees equal to $700,000 owed to DSS under the Consulting Agreement.

On February 28, 2023, the Company and DSSI mutually agreed in a Letter Agreement (the “First DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note issued by the Company to DSSI. In accordance with the DSSI Letter Agreement, the Company agreed to issue 26,285,714 shares of the Company’s Common Stock, at a price per share of $0.021 in lieu of cash payment to satisfy the accrued and unpaid interest through and including December 31, 2022, in the amount of $552,000 owed to DSS.

On March 24, 2023, the Company, DSS and DSSI, entered into a Securities Exchange and Amendment Agreement (the “Agreement”) pursuant to which the parties agreed to: (1) exchange and surrender of the Assigned 60 million Warrants in exchange for 693,194 shares of the Company’s Class A common stock; (2) exchange and surrender the Service Warrants of 818,181,819 warrants for 9,452,647 shares of the Company’s Class A common stock; (3) exchange and surrender the DSSI Warrants; and (4) amend the 2022 Note by removing all conversion rights granted by the 2022 Note in exchange for 14,854,159 shares of the Company’s Class A common stock. The Company issued 25,000,000 shares of the Company’s Class A Common Stock in full satisfaction, exchange and payment for the exchanges and amendments set forth in the Agreement. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a deemed dividend on the Company’s consolidated financial statements.

On April 17, 2023, the Company and DSSI mutually agreed in a subsequent Letter Agreement (the “Second DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note between January 1, 2023, through and including March 31, 2023. In accordance with the Second DSSI Letter Agreement, the Company agreed to issue 28,877,005 shares of the Company’s Common Stock, at a price per share of $0.0187 in lieu of cash payment to satisfy the accrued and unpaid interest between January 1, 2023, through and including March 31, 2023, in the amount of approximately $540,000 owed to DSSI.

As of March 31, 2023, DSS and its affiliates owned, in the aggregate, 305,349,589 shares of the Company’s Class A Common Stock. Heng Fai Ambrose Chan, Frank D. Heuszel, and John (“JT”) Thatch, each a Director of the Company, also serve on the Board of Directors of DSS. Mr. Chan serves as Executive Chairman of the Board of Directors of the Company. Mr. Thatch serves as President, CEO and Vice Chairman of the Board of Directors of the Company.

On May 4, 2023, DSS and DSSI distributed, in the aggregate, 280,528,500 shares of SHRG they then held to DSS, Inc. shareholders in connection with the Form S-1 (file no. 333-271184) initially filed with the Securities and Exchange Commission on April 7, 2023, and declared effective on April 25, 2023. Accordingly, after the distribution, DSS ceased to be a majority shareholder of the Company.

Alset Title Company, Inc.

In December 2021, Sharing Services, through one of its subsidiaries, purchased an office building in Lindon, Utah for $8,942,640. In connection therewith, Alset Title Company, Inc. (“Alset Title”), a subsidiary of DSS, acted as escrow and closing agent for the transaction, at no cost. DSS, together with its subsidiaries, is a shareholder of the Company.

Hapi Café, Inc.

In November 2021, Sharing Services and Hapi Café, Inc, a company affiliated with Heng Fai Ambrose Chan, a Director of the Company, entered into a Master Franchise Agreement pursuant to which Sharing Services acquired the exclusive franchise rights in North America to the brand “Hapi Café.” Under the terms, Sharing Services, directly or through its subsidiaries, has the right to operate no less than five (5) corporate-owned stores and can offer to the public sub-franchise rights to own and operate other stores, subject to the terms and conditions contained in the Master Franchise Agreement.

HWH International, Inc.

In October 2017, Sharing Services issued a Convertible Promissory Note in the principal amount of $50,000 (the “Note”) to HWH International, Inc. (“HWH” or the “Holder”). HWH is affiliated with Heng Fai Ambrose Chan, who became a Director of the Company in April 2020. The Note is convertible into 333,333 shares of the Company’s Common Stock. Concurrent with issuance of the Note, the Company issued to HWH a detachable stock warrant to purchase up to an additional 333,333 shares of the Company’s Common Stock, at an exercise price of $0.15 per share. Under the terms of the Note and the detachable stock warrant, the Holder is entitled to certain financing rights. On August 9, 2022, HWH and the Company executed an agreement to settle the Note and cancel the related stock warrant for $78,636, which amount represents the principal plus accrued interest. The Company made the payment to HWH on August 9, 2022.

HWH World, Inc.

A subsidiary of the Company operating in the Republic of Korea subleases office space from HWH World, Inc. (“HWH World”), a subsidiary of DSS and a company affiliated with Heng Fai Ambrose Chan, a Director of the Company. Pursuant to the terms of the sublease agreement, the Company recognized a right-of-use asset and an operating lease liability of $261,835 in connection therewith in its fiscal year ended March 31, 2022. In the fiscal year ended March 31, 2022, the Company recognized expense of $222,092 in connection with this lease. As of March 31, 2022, accounts payable includes payments due to HWH World under the lease of $213,742. In May 2022, the Company and HWH World amended the related sublease agreement to significantly reduce the space subleased by the Company and the related rent obligation. As of March 31, 2023, the agreement constitutes a month-to-month arrangement.

In September 2021, the Company and HWH World entered into an Advisory Agreement pursuant to which the Company provides strategic advisory services to HWH World in connection with its North America expansion plans in exchange for a monthly fee of $10,000. During the fiscal year ended March 31, 2022, the Company recognized consulting income of $76,700 in connection therewith. The Advisory Agreement was terminated during the three months ended June 30, 2022.

Impact Biomedical, Inc.

In the fiscal year ended March 31, 2022, a wholly owned subsidiary of the Company purchased health and wellness products from Impact Biomedical, Inc., a subsidiary of DSS, in the aggregate amount of $111,414.

K Beauty Research Lab. Co., Ltd

In the fiscal year ended March 31, 2022, a wholly owned subsidiary of the Company purchased skin care products manufactured by K Beauty Research Lab. Co., Ltd (“K Beauty”), a South Korean-based supplier of skin care products that is affiliated with Heng Fai Ambrose Chan, a Director of the Company, in the aggregate amount of $2.3 million.

Premier Packaging Corporation

In the fiscal year ended March 31, 2023, and 2022, a wholly owned subsidiary of the Company issued purchase orders to Premier Packaging Corporation, a subsidiary of DSS, to acquire printed packaging materials for approximately $108,000 and $156,000, respectively.

Alchemist Holdings, LLC

In February 2020, the Company, Alchemist Holdings, LLC (“Alchemist”), and a former Company officer entered into a Settlement Accommodation Agreement (the “Accommodation Agreement”) pursuant to which Alchemist and the former Company officer agreed to transfer to the Company 22.7 million shares of the Company’s Common Stock held by Alchemist, in settlement of certain obligations to the Company. Under the terms of the Accommodation Agreement, Alchemist and the former Company officer also agreed to transfer to the Company 15.6 million shares of the Company’s Common Stock held by Alchemist, to offset certain legal and other expenses incurred by the Company in connection with various related-party legal claims. Accordingly, in the fiscal year ended March 31, 2021, the Company and Alchemist caused the transfer to the Company, in the aggregate, of 38.3 million shares of the Company’s Common Stock then held by Alchemist, and the Company retired such redeemed shares.

In June 2020, the Company and the former Company officer discussed in the preceding paragraph entered into a Settlement Accommodation Agreement and an Amended and Restated Founder Consulting Agreement pursuant to which the Company and the former officer agreed to settle all existing disputes between them, the former officer agreed to continue to provide certain consulting services to the Company, and the Company agreed to pay certain amounts to the former officer. The Company has recognized a settlement liability of $2.0 million in connection therewith. As of March 31, 2022, the settlement liability was $715,596.

In May 2022, the Company and certain of its subsidiaries, on the one hand, and Alchemist, the former officer discussed in the preceding paragraph and certain entities affiliated with the former officer, on the other hand, entered into a Confidential Settlement Agreement with Mutual Releases (the “May 2022 Settlement Agreement”) pursuant to which the parties amicably settled all claims and disputes among them; (b) the former officer sold to the Company 26,091,136 shares of the Company’s common stock then under the voting and dispositive control of the former officer; (c) the Company made a one-time payment of $1,043,645; and (d) the Company and its relevant subsidiaries, on the one hand, and the former officer and relevant entities affiliated with the former officer, on the other hand, exchanged customary mutual releases of any prior obligations among them. On May 19, 2022, the closing price for the Company’s common stock was $0.25 per share. In the fiscal year ended March 31, 2023, the Company measured and recognized the repurchase of its common stock at its fair value of $652,278, derecognized its remaining liability under the Co-Founder’s Agreement, and recognized a recovery of $324,230 in connection with the previously recognized loss related to the Co-Founder’s Agreement. As of March 31, 2023, and 2022, the settlement liability balance is $0 and $715,596, respectively.

The Company subleases warehouse and office space from Alchemist, a 10% shareholder of the Company on a month-to-month basis until May 2022. During the fiscal year ended March 31, 2023, and 2022, rent expense associated with such sublease agreement was approximately $104,000 and $105,000, respectively.

New Electric CV Corp. (formerly, American Premium Water Corporation)

In July 2021, the Company, and American Premium Water Corporation (“American Premium”) entered into a business consulting agreement pursuant to which the Company provides consulting services to American Premium in exchange for a monthly fee of $4,166. Mr. John “JT” Thatch, a director of the Company, also serves on the Board of Directors of American Premium. During the fiscal year ended March 31, 2023, and 2022, the Company recognized consulting fee income of approximately $50,000 and $33,000, respectively.

American Pacific Bancorp, Inc.

On June 15, 2022, Sharing Services, through one of its subsidiaries, entered into a secured real estate promissory note with American Pacific Bancorp, Inc. (“APB”), and the Company entered into a Loan Agreement pursuant to which APB loaned the Company approximately $5.7 million. The loan bears interest at the annual rate of 8% matures on June 1, 2024, is payable in equal monthly instalments of $43,897 commencing on July 1, 2022 (with the remainder due on June 1, 2024). The loan is secured by a first mortgage interest on the Company’s Lindon, Utah office building. In connection with this loan, the Company received net proceeds of $5,522,829 from APB on June 17, 2022. APB is a subsidiary of DSS. Heng Fai Ambrose Chan, Frank D. Heuszel and John “JT” Thatch, each a Director of the Company, also serve on the Board of Directors of DSS, and Messrs. Chan and Heuszel also serve on the Board of Directors of APB..

On August 11, 2022, the Company executed a revolving credit promissory note with APB pursuant to which the Company has access to advances with a maximum principal balance not to exceed the principal sum of $10.0 million. The APB Revolving Note is collateralized by the assets of the Company, and it bears interest at the annual rate of 8% and such interest shall be due and payable quarterly as it accrues on the outstanding balance. On December 9, 2022, APB and the Company mutually agreed to limit and/or end any further commitment by APB to fund or to readvance under the terms of the APB Revolving Note to $6.0 million. As of March 31, 2023, the Company had $1,430,459 outstanding under the APB Revolving Note.